23. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of taxes payable [line items]
Current taxes payable		R$ 359	R$ 410
Non current Taxes payable		1	29
Total tax payable		360	439
Pasep and Cofins taxes to be reimbursed to customers		4,193	1,124
ICMS [Member]
Disclosure of taxes payable [line items]
Current taxes payable		112	168
COFINS [Member]
Disclosure of taxes payable [line items]
Current taxes payable		135	146
Non current Taxes payable		1	25
INSS [Member]
Disclosure of taxes payable [line items]
Current taxes payable		25	23
PASEP [Member]
Disclosure of taxes payable [line items]
Current taxes payable		29	32
Non current Taxes payable			4
Other Tax Authority [member]
Disclosure of taxes payable [line items]
Current taxes payable	[1]	58	41
Pasep and COFINS [member]
Disclosure of taxes payable [line items]
Pasep and Cofins taxes to be reimbursed to customers		R$ 4,193	R$ 1,124

[1]	This includes the withholding income tax on Interest on equity paid in January 2020, in accordance with the tax legislation.